Summary of Significant Accounting Policies - Insurance and Revenues (Details)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2016 derivative	Nov. 24, 2016 derivative	Sep. 28, 2017 USD ($)	Sep. 29, 2016 USD ($)	Sep. 28, 2017 USD ($)	Sep. 29, 2016 USD ($)	Dec. 29, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 25, 2014 USD ($)	Dec. 26, 2013 derivative
Self-Insurance Reserves
Maximum loss before additional coverage applies					$ 7,000,000		$ 5,000,000
Derivative Financial Instruments
Cash flow hedge ineffectiveness during the period					0	$ 0	0	$ 0
Revenue Recognition and Gift Cards
Gift card breakage income					568,000	452,000	627,000	511,000	$ 355,000
Sales Returns and Allowances
Allowance for sales returns			$ 6,892,000		6,892,000		4,887,000	3,720,000
Advertising and Pre-opening Expense
Pre-opening expenses			$ 6,700,000	$ 5,046,000	13,825,000	10,989,000	13,732,000	7,380,000	7,412,000
Selling and store operating expenses and pre-opening expenses
Advertising and Pre-opening Expense
Advertising expense					$ 31,938,000	$ 25,404,000	$ 33,497,000	$ 24,478,000	$ 17,359,000
Interest Rate Cap
Derivative Financial Instruments
Number of derivatives designated cash flow hedges entered into during period | derivative	2	2
Interest Rate Swap
Derivative Financial Instruments
Number of derivatives designated cash flow hedges entered into during period | derivative										2
Minimum
Advertising and Pre-opening Expense
Period prior to store opening or relocation that pre-opening expenses begin					3 months		3 months
Maximum
Revenue Recognition and Gift Cards
Number of days customers may store merchandise					14 days		14 days
Advertising and Pre-opening Expense
Period prior to store opening or relocation that pre-opening expenses begin					6 months		6 months
Workers' compensation
Self-Insurance Reserves
Per occurrence deductible							$ 250,000
General liability
Self-Insurance Reserves
Per occurrence deductible							$ 150,000